Long Term Debt - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended							1 Months Ended			1 Months Ended			1 Months Ended			12 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 09, 2013	Oct. 05, 2012	Aug. 14, 2012	Mar. 31, 2013 Revenue Interest Purchase Agreement	Dec. 31, 2012 Revenue Interest Purchase Agreement	Oct. 05, 2012 Revenue Interest Purchase Agreement	Dec. 31, 2011 Revenue Interest Purchase Agreement	Mar. 31, 2013 Revenue Interest Purchase Agreement Minimum	Dec. 31, 2012 Revenue Interest Purchase Agreement Minimum	Mar. 31, 2013 Revenue Interest Purchase Agreement Maximum	Dec. 31, 2012 Revenue Interest Purchase Agreement Maximum	Dec. 31, 2011 Loan And Security Agreement	Dec. 31, 2012 Loan And Security Agreement	Sep. 30, 2012 Loan And Security Agreement	Sep. 30, 2011 Loan And Security Agreement	Dec. 31, 2011 Mid Cap Loan [Member]	Dec. 31, 2012 Mid Cap Loan [Member]	Dec. 31, 2011 Amended Loan And Security Agreement [Member]	Aug. 31, 2011 2008 Loan and Security	Dec. 31, 2012 2008 Loan and Security	Dec. 31, 2011 2008 Loan and Security	Dec. 31, 2010 2008 Loan and Security	Apr. 21, 2008 2008 Loan and Security	May 30, 2011 2008 Loan and Security Minimum	Sep. 30, 2011 2010 Convertible Debt Ratio	Dec. 31, 2011 2010 Convertible Debt	Dec. 31, 2012 2010 Convertible Debt	May 31, 2011 2011 Convertible Debt	Dec. 31, 2011 2011 Convertible Debt Ratio	Sep. 30, 2011 2011 Convertible Debt	May 03, 2011 2011 Convertible Debt	Mar. 31, 2013 Put Option	Dec. 31, 2012 Put Option	Mar. 31, 2013 Put Option Change of Control	Dec. 31, 2012 Put Option Change of Control	Sep. 30, 2011 Axogen Corporation 2010 Convertible Debt	Aug. 31, 2011 Axogen Corporation 2011 Convertible Debt	May 31, 2011 Axogen Corporation 2011 Convertible Debt	Aug. 31, 2011 Lec Tec 2011 Convertible Debt	May 31, 2011 Lec Tec 2011 Convertible Debt	May 03, 2011 Lec Tec 2011 Convertible Debt	Sep. 30, 2011 Lec Tec Parent Company 2011 Convertible Debt	Sep. 30, 2011 Ac Parent Company 2011 Convertible Debt	Dec. 31, 2012 Series C Preferred Stock 2008 Loan and Security	Dec. 31, 2012 Series D Preferred Stock	Dec. 31, 2010 Series D Preferred Stock	Dec. 31, 2010 Series D Preferred Stock Axogen Corporation
Long Term Debt And Note Payable Textual [Abstract]
Royalty contractual term	8 years			8 years
Varying amount													$ 1,300,000	$ 1,300,000	$ 2,500,000	$ 2,500,000
Royalty payable on net revenues									9.95%	9.95%
Total debt				21,580,252	5,000,000				22,438,404	21,580,252	20,800,000	20,800,000					5,000,000		5,000,000
Long term debt paid						19,050,000	19,050,000	1,750,000
Internal rate of return	20.00%			20.00%																																	20.00%	20.00%	32.50%	32.50%
Credit facility under MidCap loan																				5,000,000								7,500,000
Credit facility under the MidCap loan term			42 months
Period for payment of interest only					12 months
Straight line amortization of principal			30 months
Interest payable																		9.90%		9.90%																8.00%
Initial interest payment term			360 days
Minimum percentage of loan principal amount required to maintain cash balance				80.00%
Warrant Period				10 years
Lenders warrant purchase																						89,686																											280,803			8,347,236
Exercise price																						2.23																											0.7345		0.1198
Fair value of warrant																						173,736					2,160,879
Amortization of deferred financing costs	44,216	22,713		352,667	1,223,126												12,963				22,714		12,207								87,221
Deferred financing costs of loan and security agreement																	317,990	155,556														122,900
2008 loan and security agreement interest																									18.00%
Amortization of debt discount		12,238		161,529	23,643																					11,436
Expiry date of 2008 loan and security agreement				May 01, 2018
Additional warrants for company series D preferred																																																			28,561,272
Amortization of deferred financing costs related to warrants																										990,792
Proceeds from equity and/or convertible subordinated debt financings																								2,500,000					2,500,000
Annual interest rate																										0.18
Loan processing fee																									109,436
Conversion price of notes converted into shares																																65.00%
2009 convertible debt principal																														1,338,455
2009 convertible debt principal amount																														2,359,091																		1,000,000
Accrued and unpaid interest																														263,371
Debt converted into shares																																									2,581,963							423,709				22,462,387
Conversion price of notes converted into shares																														$ 0.0880	$ 0.0572				$ 0.088
Exchange ratio of conversion																														0.03727336				0.03727336
Convertible notes payable issued, principal																																											500,000		2,000,000	500,000
Notes issued by company																																	3,000,000									500,000		2,000,000
Notes issued to Lec Tec retired																																															4,500,000
Expiry year of loan and security agreement																																																		2020
Minimum contractual payments related to the note payable in 2014									1,250,805	1,250,805
Minimum contractual payments related to the note payable in 2015									6,781,440	6,781,440
Minimum contractual payments related to the note payable in 2016									9,232,642	9,232,642
Minimum contractual payments related to the note payable in 2017									9,000,000	9,000,000
Minimum contractual payments related to the note payable in 2018									9,000,000	9,000,000
Minimum contractual payments related to the note payable in 2019									9,063,000	9,063,000
Minimum contractual payments related to the note payable in 2020									$ 6,939,000	$ 6,939,000